Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Managed Retirement 2025 Fund-Class A
Expense Example:
1 year	$ 645
3 years	794
5 years	954
10 years	1,420
Fidelity Advisor Managed Retirement 2025 Fund-Class I
Expense Example:
1 year	49
3 years	153
5 years	265
10 years	$ 593